James Alpha Global Real Estate Investments Portfolio
PORTFOLIO SUMMARY: JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS PORTFOLIO
Investment Objective:
The investment objective of the Portfolio is total return through a combination of current income and capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees	James Alpha Global Real Estate Investments Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Global Real Estate Investments Portfolio Class S Shares
Management Fees	0.90%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.47%
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.37%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.47%)
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	0.90%	[1]
[1]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Adviser, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, and extraordinary or non-routine expenses) for Class S shares do not exceed 1.19% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2019 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Global Real Estate Investments Portfolio | Class S Shares | USD ($)	92	388	705	1,605

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 204% of the average value of its portfolio.

Principal Investment Strategies.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in real estate and real estate-related issuers or investments that provide exposure to real estate and real estate-related issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Portfolio may invest 100% of its net assets (other than cash and cash equivalents) in REITs, and may also invest in other publicly traded real estate securities that are included in the FTSE EPRA/NAREIT Developed Real Estate Index (the “Index”). The Index may include securities of any issuer that derived in the previous full fiscal year at least 75% of its total earnings before interest, depreciation and amortization (“EBIDA”) from the ownership, trading and development of income-producing real estate. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. Under normal circumstances, the Portfolio invests at least 40% of its net assets in the securities of issuers located in at least three foreign countries. The Portfolio will limit its investments in issuers located in any single foreign country to no more than 25% of its net assets. The Portfolio also seeks to enhance current income by writing (selling) covered call options with a notional value of up to 30% of the Portfolio’s net assets. “Notional value” is the value of an option contract’s underlying shares at the current market price. The Sub-Adviser uses both a quantitative screening process and a qualitative stock selection process when selecting securities for investment by the Portfolio in connection with its strategy.

Quantitative Screening Process: The Sub-Adviser and Green Street Advisors of Newport Beach, California, an independent research and consulting firm concentrating on publicly-traded real estate securities, have designed a proprietary quantitative screening model, the Global Real Estate Investment Model (the “Model”), which the Sub-Adviser uses to identify the securities in which the Portfolio may invest. The Model identifies approximately 100 qualifying securities for evaluation by the Sub-Adviser (“Qualifying Securities”). Qualifying Securities may include those issued by companies in a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors.

Qualitative Stock Selection Process: All Qualifying Securities are evaluated by the Sub-Adviser in determining appropriate investments for the Portfolio. The Sub-Adviser selects the top 40 to 50 securities from among the approximately 100 Qualifying Securities based on its assessment of certain factors including, but not limited to, management quality, external growth potential, corporate governance, quality and location of assets, lease terms, tenant credit quality, debt structure and financial flexibility. The Sub-Adviser may sell a security held in the portfolio when it no longer qualifies under the parameters established by the Sub-Adviser.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Foreign Securities Risk. The Portfolio’s investments in foreign securities (including depositary receipts) involve risks in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Portfolio shares is quoted in U.S. dollars, the Portfolio generally converts U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged. Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Portfolio assets and any effects of foreign social, economic or political instability. In particular, adverse political or economic developments in a geographic region or a particular country in which the Portfolio invests could cause a substantial decline in the value of its portfolio securities. Certain foreign markets may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Economic sanctions could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell securities or groups of securities for a substantial period of time. International trade barriers or economic sanctions against foreign countries, organizations, entities and/or individuals, may adversely affect the Portfolio’s foreign holdings or exposures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. Governmental actions can have a significant effect on the economic conditions in foreign countries, which also may adversely affect the value and liquidity of the Portfolio’s investments. For example, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain sectors or industries. In addition, a foreign government may limit or cause delay in the convertibility or repatriation of its currency which would adversely affect the U.S. dollar value and/or liquidity of investments denominated in that currency. Any of these actions could severely affect security prices, impair the Portfolio’s ability to purchase or sell foreign securities or transfer the Portfolio’s assets back into the U.S., or otherwise adversely affect the Portfolio’s operations. Certain foreign investments may become less liquid in response to market developments or adverse investor perceptions, or become illiquid after purchase by the Portfolio, particularly during periods of market turmoil. Certain foreign investments may become illiquid when, for instance, there are few, if any, interested buyers and sellers or when dealers are unwilling to make a market for certain securities. When the Portfolio holds illiquid investments, its portfolio may be harder to value, especially in changing markets. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Portfolio to obtain or enforce a judgment against the issuers of the securities. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlements of the Portfolio’s trades effected in those markets.

Depositary receipts involve substantially identical risks associated with direct investments in foreign securities. Issuers of the foreign security represented by a depositary receipt, particularly unsponsored or unregistered depositary receipts, may not be obligated to disclose material information in the United States or to pass through to holders of such receipts voting rights with respect to the deposited securities.

Compared to the United States and other developed countries, developing or emerging countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Prices of these securities tend to be especially volatile and, in the past, securities in these countries have been characterized by greater potential loss (as well as gain) than securities of companies located in developed countries.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Issuer-Specific Risk. The price of an individual security or particular type of security can be more volatile than the market as a whole and can fluctuate differently than the market as a whole. An individual issuer’s securities can rise or fall dramatically with little or no warning based upon such things as a better (or worse) than expected earnings report, news about the development of a promising product, or the loss of key management personnel. There is also a risk that the price of a security may never reach the level that the Sub-Adviser believes is representative of its full value or that it may even go down in price.

Management Risk. The Sub-Adviser’s securities selections and other investment decisions might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. The Portfolio’s successful pursuit of its investment objective depends upon the Model and the Sub-Adviser’s ability to manage the Portfolio in accordance with the Model. The Model’s parameters and weightings might produce losses or cause the Portfolio to underperform when compared to other funds with similar investment goals. If one or more key individuals leave the employ of the Sub-Adviser, the Sub-Adviser may not be able to hire qualified replacements, or may require an extended time to do so. This could prevent the Portfolio from achieving its investment objective.

Options Related Risk. There are numerous risks associated with transactions in options on securities. A decision as to whether, when and how to use covered call options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. As the writer of a covered call option, the Portfolio forgoes, during the life of the covered call option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the option premium received and the exercise price of the covered call option, but has retained the risk of loss, minus the option premium received, should the price of the underlying security decline. The use of options may require the Portfolio to sell portfolio securities at inopportune times or for prices other than current market values, will limit the amount of appreciation the Portfolio can realize above the exercise price of an option, or may cause the Portfolio to hold a security that it might otherwise sell. Certain options may be traded in the “over-the-counter” (“OTC”) market, which are options negotiated with dealers; there is no secondary market for OTC options.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio concentrates its investments in REITs and publicly traded real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in Acquired Fund Fees and Expenses under the Annual Portfolio Operating Expenses section of the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare, multi-family, and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Medium and Small Capitalization Company Risk. Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources, and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Since Class S shares of the Portfolio do not yet have a full calendar year of operations, the bar chart and the average annual total returns table show the performance of the Portfolio’s Class A shares (which are not offered in this Prospectus) Class S would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have lower expenses than Class A shares. For the periods prior to August 1, 2011, the Portfolio operated as a separate fund called the Global Real Estate Investments Fund (the “Predecessor Portfolio”), which was advised by Ascent Investment Advisors, LLC. The investment policy of the Portfolio is substantially similar to that of the Predecessor Portfolio. The bar chart and table that follow show the performance of the Class A shares of the Predecessor Portfolio (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for the past 1 year, 5 years and since inception of the Portfolio’s Class A shares compare with those of the FTSE EPRA/NAREIT Developed Real Estate Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class A Shares Year-to-Date Performance (as of September 30, 2018): 3.21%
Best Quarter:	Q3 2010	16.54%
Worst Quarter:	Q3 2011	-20.18%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - James Alpha Global Real Estate Investments Portfolio		Label	1 Year		5 Years		Since Inception		Inception Date
Class A Shares		Return Before Taxes	10.07%	[1]	6.03%	[1]	9.52%	[1]	Oct. 26, 2009
Class A Shares | Return After Taxes on Distributions	[1]		5.99%		1.78%		5.52%
Class A Shares | Return After Taxes on Distributions and Sale of Portfolio Shares	[1]		6.16%		2.68%		5.71%
FTSE EPRA/NAREIT Developed Real Estate Index (reflects no deduction for fees, expenses or taxes)			11.42%		7.21%		1.94%
[1]	The performance figures shown above reflect the performance of Class A shares of the Predecessor Portfolio (for periods prior to August 1, 2011) and the Portfolio (for the periods beginning August 1, 2011) at net asset value. The performance shown has not been adjusted to reflect applicable Class S fees and expenses.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares. The table above illustrates how the Fund’s average annual tax returns compare with two domestic broad-based market indices. A blend of both broad-based indices is also provided as Swan Capital Management, LLC (the “Adviser”) believes it illustrates a closer representation of the Fund’s portfolio composition.

James Alpha Hedged High Income Portfolio
PORTFOLIO SUMMARY: JAMES ALPHA HEDGED HIGH INCOME PORTFOLIO
Investment Objective:
The primary investment objective of the Portfolio is to seek to provide high current income.
The Portfolio’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees	James Alpha Hedged High Income Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Hedged High Income Portfolio Class S Shares
Management Fees	1.70%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.65%
Interest Payments and Fees on Borrowed Funds	0.15%
Acquired Fund Fees and Expenses	0.17%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.67%
Fee Waiver and/or Expense Reduction/ Reimbursement	(1.52%)
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.15%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Advisers, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.85% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2019 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Hedged High Income Portfolio | Class S Shares | USD ($)	117	685	1,279	2,890

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 171% of the average value of its portfolio.

Principal Investment Strategies.

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only, short-only and hedging strategies.

Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality. The Portfolio may invest in securities of any grade, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities including those bonds rated lower than “BBB” by Standard & Poor’s Ratings Services and Fitch, Inc. or “Baa3” by Moody’s Investors Services, Inc.). These include, among others, corporate bonds and bank loans, asset-backed securities and mortgage-backed securities, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, closed-end funds and derivative instruments, including options; financial futures; swaps, including credit default swaps; options on futures and swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The Portfolio seeks to achieve its investment objectives by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. Not all of the sub-advisers listed for the Portfolio may be actively managing assets for the Portfolio at all times. The Manager also has discretion to manage directly all or a portion of such investment strategies. The principal investment strategies that may be employed by the Portfolio include the following:

• Senior Loan Floating Rate Strategy. The senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds.

• Short Duration High Yield Strategy. The short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility. The portfolio managers seek to identify short-maturity high yield bonds in smaller, less-followed companies, hedged primarily with an exchange-traded fund (“ETF”) that tracks the Russell 2000® Index, which has exhibited a strong correlation to high yield credit spreads, to attempt to further dampen volatility during market corrections. The strategy is diversified across 35–45 high yield bonds. The short position will range between 10 percent to 30 percent of the nominal value of the strategy during periods of normal market conditions and may increase to 50 percent during periods of high volatility.

• Relative Value Long/Short Debt Strategy. The relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. The strategy is primarily focused within the corporate credit, securitized credit, and agency and non-agency mortgage-backed securities sectors. It invests in both investment and non-investment grade bonds. Proprietary research tools include credit spread analysis, which is based on, among other things, a proprietary credit default methodology, mortgage prepayment forecasting and credit option-adjusted spread analysis.

• Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. The strategy is primarily focused on investments in U.S. and European fixed income securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

One or more of the above strategies may be achieved through investments in ETFs and other exchange-traded products, and other registered investment companies instead of direct investments.

The Manager’s investment process is based on a consultative four step approach:

1) Asset Allocation – Defining objectives and constraints, determining asset classes and determining strategic weightings based on objectives and constraints;

2) Manager Research – Sourcing and vetting investment managers;

3) Risk Management – Identifying, characterizing and assessing portfolio risks, and suggesting ways to reduce risk; and

4) Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

The Portfolio’s investments in the types of securities described in this Prospectus vary from time to time and, at any time, the Portfolio may not be invested in all types of securities described in this Prospectus. The Portfolio may also invest in securities and other investments not described in this Prospectus, but which are described in the Statement of Additional Information. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Bank Loans Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Portfolio’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Portfolio. As a result, the Portfolio may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Portfolio to lose income or principal on a particular investment, which in turn could affect the Portfolio’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Risk. Certain derivative and “over-the-counter” (“OTC”) instruments in which the Portfolio may invest, such as OTC swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations. The Manager attempts to mitigate this risk by not entering into transactions with any counterparty that the Manager believes does not have the financial resources to honor its obligations under the transaction and by monitoring the financial stability of counterparties.

Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller” or “seller of protection”) receives pre-determined periodic payments from the other party (the “buyer” or “buyer of protection”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened credit and counterparty risks. The Portfolio will not act as a seller of protection.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options, futures, swaps and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter (not on an exchange or contract market referred to as “OTC”) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government-related organizations may not have the funds to meet their payment obligations in the future.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Special Risks of Futures. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as over-the-counter two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager and/or a Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, present more credit risk than investment grade bonds and subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Income Generation Risk. If the Portfolio fails to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described above, then such failure in turn could negatively impact the Portfolio’s ability to meet its stated investment objectives.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the OTC markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions. The liquidity of the Portfolio’s assets may change over time.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, mortgage-backed and asset-backed securities may be more sensitive to changes in interest rates. This is partly due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Portfolio to a lower rate of return upon reinvestment of principal. Investments in mortgage-backed and asset-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Portfolio’s yield, increase the volatility of the Portfolio and/or cause a decline in NAV.

Mortgage-backed and asset-backed securities are also subject to extension risk, which is the risk that the expected maturity of an obligation will lengthen in duration due to a decrease in prepayments, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. As a result, in certain interest rate environments, the Portfolio may exhibit additional volatility. In addition, the Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain mortgage-backed and asset-backed securities may be more volatile and less liquid than other traditional types of debt securities. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Portfolio Turnover Risk.  The frequency of the Portfolio’s transactions will vary from year to year.  Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains.  Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs and closed-end funds, the Portfolio’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Since Class S shares of the Portfolio do not yet have a full calendar year of operations, the bar chart and the average annual total returns table show the performance of the Portfolio’s Class A shares (which are not offered in this Prospectus). Class S would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have lower expenses than Class A shares. For the periods prior to July 18, 2016, the Portfolio operated as a separate fund called the ALPs/Westport Resources Hedged High Income Fund (the “Predecessor Portfolio”) which was advised by ALPs Advisors Inc. and Westport Resources Management, Inc. The investment policy of the Portfolio is substantially similar to that of the Predecessor Portfolio. The bar chart and table that follow show the performance of the Class A shares of the Predecessor Portfolio (see footnote below) and the Portfolio and provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Class A shares from year-to-year and by showing how the average annual returns for the past 1 year and since inception of the Portfolio’s Class A shares compare with those of the Bloomberg Barclays Capital U.S. Aggregate Bond Index. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The past performance of the Portfolio (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saraqtogacap.com.

CLASS A ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class A Shares Year-To-Date (as of September 30, 2018): 0.44%
Best Quarter:	Q3 2016	4.73%
Worst Quarter:	Q4 2015	-2.10%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - James Alpha Hedged High Income Portfolio		Label	[1]	1 Year		Since Inception		Inception Date
Class A Shares		Return Before Taxes		0.64%	[1]	2.04%	[1]	Dec. 31, 2013
Class A Shares | Return After Taxes on Distributions	[1]			(0.33%)		0.13%
Class A Shares | Return After Taxes on Distributions and Sale of Portfolio Shares	[1]			0.95%		0.72%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)				3.54%		3.16%
[1]	The performance figures shown above reflect the performance of Class A shares of the Predecessor Portfolio (for periods prior to July 18, 2016) and the Portfolio (for periods beginning July 18, 2016) at net asset value. The performance shown has not been adjusted to reflect applicable Class S fees and expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

James Alpha Managed Risk Domestic Equity Portfolio
PORTFOLIO SUMMARY: JAMES ALPHA MANAGED RISK DOMESTIC EQUITY PORTFOLIO
Investment Objective:
The primary investment objective of the Portfolio is capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees	James Alpha Managed Risk Domestic Equity Portfolio Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Managed Risk Domestic Equity Portfolio Class S
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	none
Interest Payments and Fees on Borrowed Funds	0.69%
Other Operating Expenses	0.33%
Other Expenses	1.02%
Acquired Fund Fees and Expenses	0.10%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	2.32%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.70%)
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.62%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Adviser, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, leverage, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and expenses) for Class S shares do not exceed 1.79% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2019 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Managed Risk Domestic Equity Portfolio | Class S | USD ($)	165	657	1,177	2,602

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies.

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the S&500® Index and to enhance these returns through the use of leverage.

The Portfolio will achieve exposure to S&P 500® Index companies primarily through exchange-traded funds (“ETFs”), mutual funds, and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Portfolio’s options hedging strategy attempts to reduce the risk associated with the Portfolio’s long equity exposure with two different strategies – a low volatility strategy and a high volatility strategy. The low volatility strategy, referred to as a “calendar spread” will seek to protect the Portfolio from significant market downturns (e.g., a drop of 12% or more in the value of the S&P500® Index) by buying significantly out of the money put options and offsetting the cost of these put options by selling (writing) put options with a shorter maturity and with an exercise (strike) price that is higher than the purchased put options. Out of the money put options are options with a strike price that is lower than the market price of the underlying asset. When market volatility is low and options are less expensive, the Portfolio will seek to own more put options long than it sells (writes) short to provide greater protection during a significant market downturn.

The high volatility strategy seeks to protect the Portfolio from modest market downturns (e.g., a drop of between 6% and 8% in the value of the S&P500® Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Portfolio’s exposure from its long equity strategy. The Portfolio expects primarily to use listed exchange-traded options.

When market volatility is high, the Portfolio may also sell (write) covered call options to generate additional income.

Although the Portfolio intends to be hedged at all times using at least one of the above strategies, the Portfolio may from time to time use a combination of option hedging strategies. The Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices.

The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Sub-Adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers or investments that provide exposure to equity securities of U.S. issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the S&P500 Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% of its assets.

The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Borrowing. The Portfolio will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Portfolio’s net asset value (“NAV”) and on the Portfolio’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter or “OTC” (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-Adviser anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Swaps. Certain swap transactions are structured as over-the-counter two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC”) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks, and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers (the “Portfolio Managers”) may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Portfolio’s Sub-Adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Sub-Adviser. In addition, the Portfolio’s hedging strategy will cause the Portfolio to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Portfolio’s hedging strategies will protect against all market losses and may cause the Portfolio to lose money during modest market downturns.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Since Class S shares of the Portfolio do not yet have a full calendar year of operations, the bar chart and the average annual total returns table show the performance of the Portfolio’s Class I shares (which are not offered in this Prospectus). Class S would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have higher expenses than Class I shares. The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the S&P 500 Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class I Shares Year-To-Date (as of September 30, 2018): 5.00%
Best Quarter:	Q1 2017	2.20%
Worst Quarter:	Q1 2016	-0.51%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - James Alpha Managed Risk Domestic Equity Portfolio	Label	1 Year	Since Inception		Inception Date
Class I	Return Before Taxes	6.67%	2.96%	[1]	Jul. 31, 2015
Class I | Return After Taxes on Distributions		5.68%	2.52%
Class I | Return After Taxes on Distributions and Sale of Portfolio Shares		3.95%	2.12%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.83%	12.79%
Morningstar US Fund Long-Short Equity		10.68%	3.54%
[1]	The Portfolio commenced operations on July 31, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Managed Risk Emerging Markets Equity Portfolio
PORTFOLIO SUMMARY: JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY PORTFOLIO
Investment Objective:
The primary investment objective of the Portfolio is capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees	James Alpha Managed Risk Emerging Markets Equity Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Managed Risk Emerging Markets Equity Portfolio Class S Shares
Management Fees	1.20%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.15%
Interest Payments and Fees on Borrowed Funds	1.15%
Other Expenses	1.30%
Acquired Fund Fees and Expenses	0.54%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	3.04%
Fee Waiver and/or Expense Reduction/ Reimbursement	(1.16%)
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	1.88%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds"). Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Adviser, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.79% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2019 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Managed Risk Emerging Markets Equity Portfolio | Class S Shares | USD ($)	191	830	1,495	3,274

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 335% of the average value of its portfolio.

Principal Investment Strategies.

Under normal market conditions, the Portfolio will seek to achieve its objective by combining a long equity strategy with an options hedging strategy that seeks to provide protection during significant equity market downturns. The long equity strategy seeks to replicate the returns of the MSCI Emerging Markets Index and to enhance these returns through the use of leverage. The MSCI Emerging Markets Index measures the performance of securities across 23 emerging market countries (i.e., countries that are in the early stages of their industrial cycle). The Portfolio will achieve exposure to MSCI Emerging Markets Index companies primarily through exchange-traded funds (“ETFs”), mutual funds and closed-end funds but may also gain exposure through direct investment in common and preferred stocks.

The Portfolio’s options hedging strategy attempts to reduce the risk associated with the Portfolio’s long equity exposure with a conventional put strategy. The strategy seeks to protect the Portfolio from modest market downturns (e.g., a drop of between 6% and 8% in the value of the MSCI Emerging Markets Index). Conventional put spreads consist of buying slightly out of the money put options and selling put options that are further out of the money with the same expiration. Typically, the notional value of the put spreads will be larger than the Portfolio’s exposure from its long equity strategy. The Portfolio expects primarily to use listed exchange-traded options.

When market volatility is high, the Portfolio may also sell (write) covered call options to generate additional income.

Although the Portfolio intends to be hedged at all times using at least one of the above strategies, the Portfolio may from time to time use a combination of option hedging strategies. The Sub-Adviser will use its discretion on when to deploy the options hedging strategies, which will vary depending on option prices.

The Sub-Adviser may also seek to enhance the returns of the Portfolio’s long equity strategy by buying or selling options on ETFs whose strategies seek to minimize volatility (volatility ETFs). This strategy will be used opportunistically to express the Sub-Adviser’s views on whether actual market volatility will be higher or lower than expected volatility. This strategy will include either buying long put or call options on volatility ETFs or employing a covered option spread on volatility ETFs. A covered option spread will consist of buying (or selling) slightly out of the money call or put options and selling (or buying) call or put options that are further out of the money with the same expiration.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of emerging market issuers or investments that provide exposure to equity securities of emerging market issuers, and in derivatives and other instruments that have economic characteristics similar to such securities.

The Portfolio intends to borrow money from banks to create leverage of up to 30% of the Portfolio’s assets. The Portfolio plans to invest the assets obtained through leverage in additional instruments that provide exposure to the MSCI Emerging Markets Index companies as well as in additional options as part of the Portfolio’s hedging strategies. The Portfolio will therefore have long exposure of up to 130% of its assets.

The Sub-Adviser uses proprietary valuation methods and risk measures as well as publicly available data regarding market volatility levels in managing the hedging strategies. The Sub-Adviser considers multiple factors in determining how much leverage to employ and expected market volatility levels, such as premium at risk (i.e., the amount of net option premiums paid in implementing the hedging strategy), the time to expiration of options, the rate that options lose value as they near maturity (known as Theta), the risk of gain or loss resulting from changes in volatility (known as Vega), and the notional exposure of the options relative to the Portfolio’s long positions. The Sub-Adviser’s proprietary option valuation methods will be used to determine when to use a particular option strategy and when to realize gains on the Portfolio’s options positions.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Borrowing. The Portfolio will borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Portfolio’s net asset value (“NAV”) and on the Portfolio’s investments. For example, leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the long equity positions held by the Portfolio. Although the principal of such borrowings will be fixed, the Portfolio’s assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio’s net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over the counter or “OTC” (not on an exchange or contract market) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or Sub-Adviser anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Swaps. Certain swap transactions are structured as over-the-counter two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and Commodity Futures Trading Commission (“CFTC “) rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the NAV of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and equity market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or equity market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting equity market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Management Risk. The investment techniques and risk analysis used by the Portfolio’s portfolio managers (the “Portfolio Managers”) may not produce the desired results. For example, there is no guarantee that the hedging strategy employed by the Portfolio’s Sub-Adviser will produce a portfolio with the level of reduced exposure to stock market risk that is expected by the Sub-Adviser. In addition, the Portfolio’s hedging strategy will cause the Portfolio to underperform the broader equity markets during market rallies and to underperform significantly during sharp market upswings. There is no guarantee that the Portfolio’s hedging strategies will protect against all market losses and may cause the Portfolio to lose money during modest market downturns.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Since Class S shares of the Portfolio do not yet have a full calendar year of operations, the bar chart and the average annual total returns table show the performance of the Portfolio’s Class I shares (which are not offered in this Prospectus). Class S would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class I shares. The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the MSCI Emerging Markets Net Index and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Portfolio. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class I Shares Year-To-Date (as of September 30, 2018): -2.77%
Best Quarter:	Q3 2016	4.56%
Worst Quarter:	Q4 2016	-2.21%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - James Alpha Managed Risk Emerging Markets Equity Portfolio	Label	1 Year	Since Inception		Inception Date
Class I Shares	Return Before Taxes	11.55%	2.73%	[1]	Jul. 31, 2015
Class I Shares | Return After Taxes on Distributions		8.33%	1.29%
Class I Shares | Return After Taxes on Distributions and Sale of Portfolio Shares		6.78%	1.53%
MSCI Emerging Markets Net Index (reflects no deduction for fees, expenses or taxes)		37.28%	13.40%
Morningstar US Fund Diversified Emerging Markets		34.70%	11.54%
[1]	The Portfolio commenced operations on July 31, 2015.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Multi Strategy Alternative Income Portfolio
PORTFOLIO SUMMARY: JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME PORTFOLIO
Investment Objective:
The Portfolio seeks to provide long-term capital appreciation as its primary objective, with a secondary objective of providing income for its shareholders.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees	James Alpha Multi Strategy Alternative Income Portfolio Class S Shares
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Multi Strategy Alternative Income Portfolio Class S Shares
Management Fees	2.00%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	1.34%
Interest Payments and Fees on Borrowed Funds	1.00%
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	4.39%
Fee Waiver and/or Expense Reduction/ Reimbursement	(1.77%)
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	2.62%	[2]
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in this Prospectus) because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[2]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Advisers, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.99% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2019 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Multi Strategy Alternative Income Portfolio | Class S Shares | USD ($)	265	1,170	2,085	4,423

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 183% of the average value of its portfolio.

Principal Investment Strategies.

The Portfolio seeks to achieve its investment objective by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. The Manager also has discretion to manage directly all or a portion of such investment strategies.

By combining multiple, distinct investment strategies, the Portfolio seeks to provide capital appreciation over the long-term with lower volatility than the individual markets in which the Portfolio invests and with limited correlation to individual markets.

The principal investment strategies that will be employed by the Portfolio include the following:

• Equity Strategies. The Portfolio will seek equity exposure using a combination of investment strategies that may include long-only strategies and long/short equity strategies. Long/short equity strategies consist of equity strategies that combine core long holdings of equities with short sales of equities. A long position is established when the portfolio managers anticipate a price increase in the asset and a short position is established when the portfolio managers anticipate a price decrease in the asset. The long/short equity strategies may be used to seek to outperform the broader equity market by increasing net long exposure in rising markets and decreasing net long exposure, or even obtaining net short exposure, in declining markets. The Portfolio’s long/short equity strategies also seek to provide equity-like returns while protecting capital during market declines through the Portfolio’s short positions. The equity exposures in the equity strategies may be to individual stocks or to equity indexes that track U.S. or non-U.S. equity markets, including markets in emerging market countries (i.e., those that are in their initial stages of their industrial cycles). Both long and short exposure to equities may be achieved through investments in derivative instruments, such as options, futures or swaps that provide equity exposure. Such derivative usage can be for the purposes of hedging, speculation or to allow the portfolio managers to implement the Portfolio’s investment strategies more efficiently than investing directly in stocks.

• Merger Arbitrage Strategies. The Portfolio’s merger arbitrage strategy is to invest in equity securities of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”). The Portfolio may invest in common stocks and preferred stocks of any size market capitalization, and without limitation in securities of foreign companies.

Merger arbitrage is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the Portfolio may employ investment techniques that involve leverage, such as short selling, borrowing for investment purposes and purchasing and selling options. The merger arbitrage strategy most frequently used by the Portfolio involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. The Portfolio may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short. The Portfolio may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or exposure to, certain equity securities or equity indices in an expedited manner or at a lower cost to the Portfolio than if the Portfolio had invested directly in such securities.

• Real Estate-Related Strategies. The Portfolio’s real-estate related strategy is to invest, either directly or through other investment companies, in publicly traded real estate investment trusts (“REITs”), including REIT preferred stock, and securities of other publicly traded real estate and real estate-related companies. REITs are typically small, medium or large capitalization stocks which fall within the range of $500 million to $50 billion in equity market capitalization. The Portfolio may invest in REITs that invest primarily in real property (equity REITs), REITs that invest primarily in mortgages (mortgage REITs) and REITs that invest in both real property and mortgages (hybrid REITs). The REITs and other real estate and real estate-related companies in which the Portfolio may invest may include both U.S. and non-U.S. issuers that invest across a variety of sectors within the real estate industry, including, among others, the retail, office, industrial, hotel, healthcare multi-family and self-storage sectors. The Portfolio may seek to enhance current income in this strategy by writing (selling) covered call options on real estate and real estate-related companies. The Portfolio may also take short positions in REITs and real estate and real estate-related companies either to hedge long positions or to express the portfolio manager’s view on the direction of the real estate market.

• Master Limited Partnership (“MLP”) Strategies. The Portfolio will invest up to 25% of its assets in publicly traded MLP investments and exchange-traded notes (“ETNs”) that track MLPs. MLPs are generally organized as limited partnerships or limited liability companies and are treated as partnerships for U.S. federal income tax purposes. Interests in MLPs trade on a public stock exchange, similar to stock of corporations. ETNs are unsecured debt obligations issued by a bank or other financial institution that seek to track the performance of an index, an MLP index in the case of the Portfolio, over a specified period. Like MLPs, interests in ETNs trade on a public exchange.

The Portfolio will primarily invest in MLPs, or MLP-related ETNs, that track U.S. energy infrastructure, including MLPs engaged in transportation, storage and processing of natural resources, although the Portfolio may also invest in other types of MLPs that seek to take advantage of new regulation of investment vehicles. The Portfolio will generally invest in MLPs and ETNs that the portfolio managers believe can generate repeatable cash flows that will grow over time, that have a conservative capital structure and that are trading at attractive valuations.

• Risk-Adjusted Long/Short Debt Strategy. The risk-adjusted long/short debt strategy invests primarily in U.S. and European fixed income and fixed income-related securities, and may establish long and short positions in a variety of derivative and other instruments for risk management and investment purposes. Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and European fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase (commonly referred to as “high-yield” or “junk” securities). These include, among others, corporate bonds, U.S. government securities, non U.S. sovereign debt securities, and preferred securities. Fixed income-related securities include, but are not limited to, exchange-traded products and derivative instruments, including options; financial futures; swaps, including credit default swaps; and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Hedging strategies may be used by the Portfolio in an attempt to preserve capital and mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for investment purposes, and for currency and interest rate hedging purposes.

The risk-adjusted long/short debt strategy seeks to take advantage of credit rating upgrades and downgrades offering attractive returns while seeking to minimize interest rate and currency risks. During stressed market environments, the strategy actively manages its long core positions with corresponding hedges to preserve capital, while seeking to profit from individual credit deteriorations on the short side. Under normal market conditions, the strategy may establish short interest rate positions to manage interest rate risk. The strategy will employ leverage through investments in derivative instruments and through establishing short hedging positions in Treasury bills and other fixed income or equity securities. The strategy seeks to invest in securities with ratings from B to BBB by Standard and Poor’s Financial Services LLC, but may invest in securities of any credit rating, including below-investment grade fixed income securities. The strategy uses proprietary models for security selection in combination with fundamental analysis.

• Structured Credit Value Strategy. The Portfolio’s structured credit value strategy is to invest in structured credit securities, and in other investments that have characteristics similar to such securities. Initially, the Portfolio will achieve this exposure by investing a portion of its assets in the James Alpha Structured Credit Value Portfolio, an affiliated Portfolio (the “Underlying Portfolio”). In the future, the Portfolio may invest directly in these underlying assets. Structured credit securities include, but are not limited to, mortgage backed-securities (“MBS”), including residential mortgage backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”); asset-backed securities (“ABS”); collateralized mortgage obligations (“CMOs”); collateralized loan obligations (“CLOs”); collateralized bond obligations (“CBOs”); collateralized debt obligations (“CDOs”); mortgage derivatives such as stripped RMBS and inverse floaters; and other securitized assets. The Portfolio’s investments in RMBS may include agency and nonagency RMBS, including to-be-announced MBS (“TBA”), and non-U.S. dollar denominated RMBS. The Portfolio’s investments in CMOs may include whole loan CMOs backed by prime, Alt-A, and subprime collateral. The Portfolio may invest without limit in securitizations backed by loans, and expects that most Alt-A and subprime securitizations in which the Portfolio intends to invest will be composed entirely of such loans. The Portfolio’s investments in ABS include ABS backed by student loans, auto loans, or nontraditional collateral such as single family rentals and aircraft leases. This strategy seeks to outperform the Bloomberg Barclays U.S. Aggregate Bond Index with lower volatility than that index.

The value style investing approach seeks to invest in securities providing undervalued cash flows within markets the Underlying Portfolio’s sub-adviser deems inefficient. When investing Underlying Portfolio assets in all types of securities, the Underlying Portfolio’s sub-adviser analyzes their expected future cash flows based on collateral composition and expected performance, deal structure including credit enhancement, state variables such as interest shortfalls and servicer advances and other factors in order to project expected return parameters such as yield and average life. The Underlying Portfolio’s sub-adviser employs a comprehensive risk management process tailored to the securities held in the Underlying Portfolio that considers systematic risk, cash flow risk and liquidity risk of the securities. The Underlying Portfolio’s sub-adviser, using a proprietary quantitative analysis model, projects security cash flows and values such cash flows at what it deems to be the appropriate discount rate based on price discovery resulting from relatively active trading and publicly available pricing information. The proprietary quantitative analysis model to evaluate RMBS securities considers borrower and servicer behavior in projecting, at the loan-level, prepayment and default probability, default severity, and other factors affecting the cash flows of the security, which are then analyzed not only to identify undervalued securities, but also to stress test the credit risk of those securities. The Underlying Portfolio’s sub-adviser considers selling securities when such securities have reached their price/valuation targets. The Underlying Portfolio may also consider selling securities when the Underlying Portfolio’s sub-adviser believes securities have become overvalued and replacing them with securities the Underlying Portfolio’s sub-adviser believes to be undervalued to seek to offer the Underlying Portfolio better relative value and performance expectations. The Underling Portfolio’s sub-adviser may also sell and replace securities as necessary to rebalance and align the Underlying Portfolio with its overall risk parameter targets.

The Portfolio may invest in companies of any size (from micro-cap to large-cap) in each of its investment strategies. While the Portfolio may generally invest in foreign securities without limitation, the Portfolio will limit its investments in emerging markets securities to 25% of the Portfolio’s assets.

Certain of the Portfolio’s investment strategies may utilize derivatives and other instruments, such as leveraged exchange-traded funds (“ETFs”) that have an economic leveraging effect. Economic leveraging tends to magnify, sometimes significantly depending on the amount of leverage used, the effect of any increase or decrease in the Portfolio’s exposure to an asset class and may cause the Portfolio’s net asset value to be more volatile than a fund that does not use leverage. To the extent that the Portfolio uses derivative instruments, the Portfolio will have the potential for greater gains, as well as the potential for greater losses, than if the Portfolio did not use derivatives or other instruments that have an economic leveraging effect.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

CLO, CBO, and CDO Risk. A CLO is a trust typically collateralized by a pool of loans. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CDO is a trust backed by other types of assets representing obligations of various parties. For CLOs, CBOs and other CDOs, the cash flows from the trust are split into two or more portions, called tranches. Each tranche has an inverse risk-return relationship and varies in risk and yield. The investment grade tranches have first priority on the cash flows of the underlying loan pool, but at lower rates of return than the subordinated or below investment grade tranches, whose collateral bears the first losses of the pool but have higher rates of return. The “equity” tranche, for example, bears the initial risk of loss resulting from defaults and offers some protection from defaults to the other more senior tranches from default in all but the most severe circumstances. Despite the protection from the equity tranche, more senior tranches of CLOs, CBOs and other CDOs are still exposed to substantial credit risk. CLOs, CBOs and other CDOs are generally unregistered private placements governed by Rule 144A, and thus, have additional liquidity risk. CLOs, CBOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to CLO, CBO or other CDO managers; (iv) the risk associated with the Underlying Portfolio investing in CLOs, CBOs or other CDOs that are subordinate to other classes; and (v) the complexity of the structure of the security may produce disputes with the issuer or unexpected investment results. To the extent that the Underlying Portfolio, and thus the Portfolio, invests in other types of derivatives issued in tranches, some or all of these risks may apply.

Basis Risk. Basis risk refers to, among other things, the lack of the desired or expected correlation between a hedging instrument or strategy and the underlying assets being hedged. This results in reduced effectiveness of the hedging instrument or strategy, which adversely effects the Underlying Portfolio, and thus the Portfolio, in terms of increased hedging costs or reduced risk mitigation.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities that is due to differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of the Underlying Portfolio’s debt securities. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

MBS and ABS Risk. MBS and ABS have different risk characteristics than traditional debt securities. For example, principal is paid back over the life of the security rather than at maturity. Although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, this is not always the case with MBS and ABS. This is due to the fact that the borrower’s payments may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that securities with stated interest rates may have the principal prepaid earlier than expected, which may occur when interest rates decline. Prepayment may expose the Underlying Portfolio, and thus the Portfolio, to a lower rate of return upon reinvestment of principal. Investments in MBS and ABS are made based upon, among other things, expectations regarding the rate of prepayments on the underlying loans. Rates of prepayment faster or slower than expected by the Manager could reduce the Underlying Portfolio’s yield, increase the volatility of the Underlying Portfolio and/or cause a decline in NAV.

MBS and ABS are also subject to extension risk, which is the risk that the issuer of such a security pays back the principal of an obligation later than expected, which may occur when interest rates rise. This may have an adverse effect on returns, as the value of the security decreases when principal payments are made later than expected. In addition, the Underlying Portfolio may be prevented from investing proceeds it would otherwise have received at a given time at the higher prevailing interest rates. Certain MBS and ABS may be more volatile and less liquid than other traditional types of debt securities. Certain ABS do not have the benefit of the same security interest in the related collateral as do MBS. Additionally, the value of ABS are subject to risks associated with the servicers’ performance. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantee. As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Small balance CMBS may have fewer financial resources and less available public information than other types of MBS. In addition, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of an MBS and could result in losses to the Underlying Portfolio, and thus the Portfolio. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages.

Stripped MBS Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (“IO”) and Principal Only (“PO”). The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

Sub-Prime and Alt-A Mortgage Risk. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting process. The loan collateral backing some MBS may be considered "subprime" or “Alt-A” at the time of loan origination based on the lower credit quality or other risk factors of the borrower, making it more likely to default than loans considered "prime." The overall credit risk of MBS is a function of a number of factors, primarily the seniority of the bond in the capital structure, the amount and type of credit enhancement, and the type and performance of the loan collateral. Therefore, all else equal with respect to seniority and credit enhancement, MBS backed by subprime or Alt-A collateral pose more credit risk to the Underlying Portfolio, and thus the Portfolio, than those backed by prime loan collateral. In addition, the Underlying Portfolio may experience difficulty in the management and reinvestment of its investments subprime or Alt-A mortgage loans due to fluctuating interest rates and market volatility and the Underlying Portfolio, and thus the Portfolio, may incur losses on such investments.

TBA Securities Risk. The Underlying Portfolio may buy or sell TBA securities, particularly in the case of agency MBS, for which there is an extremely active, liquid market. TBA are forward-settling trades where the underlying pools of mortgage loans are not known at the time of the original transaction but that meet specified terms and are announced just before settlement based on a “cheapest-to-deliver” algorithm. These transactions are essentially futures transactions, involve when-issued securities, and can be short sales. Therefore, they involve all the risks associated with those instruments and transactions, described herein.

Common Stock Risk. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors. Common stockholders are subordinate to debt or preferred stockholders in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than preferred stock or debt instruments.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Counterparty Risk. Certain “over-the-counter” derivative instruments, such as over-the-counter swaps and options, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives that the Portfolio primarily expects to use include options, futures and swaps. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Over-the-counter derivatives, which are those not cleared and settled through a central exchange, may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the counterparty (issuer) fails to pay the amount due. If a counterparty were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager or sub-adviser anticipated. The Portfolio may incur higher taxes as a result of its investing in derivatives.

Special Risks of Options. If the Portfolio sells a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Special Risks of Futures. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. Certain swap transactions are structured as over-the-counter two-party contracts and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. Swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

Special Risks of Inverse Floaters. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Underlying Portfolio, and thus the Portfolio. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Underlying Portfolio, and thus the Portfolio. Inverse floaters can increase the Underlying Portfolio’s, and thus the Portfolio’s, risk exposure to underlying references and their attendant risks, such as credit risk, market risk, currency/exchange rate risk and interest rate risk, while also exposing the Underlying Portfolio, and thus the Portfolio, to counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Emerging Market Securities Risk. The Portfolio may invest in issuers domiciled in “emerging markets,” those countries determined by the Manager and/or a Sub-Adviser to have developing or emerging economies and markets. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF’s shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts. International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Exchange-Traded Notes (ETN) Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. There may be restrictions on the Portfolio’s right to redeem its investment in an ETN, which is meant to be held until maturity. The Portfolio’s decision to sell its ETN holdings may be limited by the unavailability of a secondary market. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs are subject to the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or assets remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying market or assets. ETNs are also subject to the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Portfolio. When the Portfolio invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN, which may cause the Portfolio’s operating expenses to be higher and its performance to be lower.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Government Securities Risk. The Portfolio may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac)). U.S. government securities are subject to investment and market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, present more credit risk than investment grade bonds and subject to greater risk of default. The values of junk bonds fluctuate more than those of high-quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Preferred Stock Risk. Preferred stocks involve credit risk and certain other risks. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip distributions (in the case of “non-cumulative” preferred stocks) or defer distributions (in the case of “cumulative” preferred stocks). If the Portfolio owns a preferred stock on which distributions are deferred, the Portfolio may nevertheless be required to report income for tax purposes while it is not receiving distributions on that security. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Industry Specific Risk. The energy infrastructure MLPs in which the Portfolio invests are subject to risks specific to the industry they serve, including the following:

• Fluctuations in commodity prices may impact the volume of commodities transported, processed, stored or distributed.

• Reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing may affect the profitability of an energy infrastructure MLP.

• Slowdowns in new construction and acquisitions can limit growth potential.

• A sustained reduced demand for crude oil, natural gas and refined petroleum products that could adversely affect revenues and cash flows.

• Depletion of the natural gas reserves or other commodities if not replaced, which could impact the ability of an energy infrastructure MLP to make distributions.

• Changes in the regulatory environment could adversely affect the profitability of energy infrastructure MLPs.

• Extreme weather or other natural disasters could impact the value of energy infrastructure MLP securities.

• Rising interest rates which could result in a higher cost of capital and divert investors into other investment opportunities.

• Threats of attack by terrorists on energy assets could impact the market for energy infrastructure MLP securities.

• Global political and economic instability could affect the operations of MLPs and energy companies in unpredictable ways, including through disruptions of natural resources supplies and markets and the resulting volatility in commodity prices. Recent political and military instability in a variety of countries throughout the Middle East and North Africa has heightened these risks.

• Recently, the price of oil, natural gas and other fossil fuels has declined significantly and experienced significant volatility, which has adversely impacted companies operating in the energy sector. There can be no assurance that the price of oil, natural gas and other fossil fuels will not decline further and have a further adverse effect.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, such as real estate or energy, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Leverage Risk. Leverage created from borrowing money or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing money or entering into derivative positions, investments such as ETFs may include “embedded” leverage, which means the ETF pays a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset. These investments may be more volatile than investments in unlevered securities, which may increase the volatility of the Portfolio.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. For example, there is no guarantee that the Portfolio’s mixture of long and short equity positions will produce a portfolio with reduced exposure to stock market risk and may cause the Portfolio to underperform the broader equity markets during market rallies. The sub-advisers investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices. Many of the real estate securities in which the Portfolio invests are medium and small capitalization companies.

Micro Cap Companies Risk. The Portfolio may invest in companies with micro capitalizations. Micro capitalization stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Portfolio realizes a gain, if any, on an investment in a micro capitalization company.

Merger Arbitrage Risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Portfolio’s performance.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. The managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP. Investments in MLPs may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by MLPs in which it invests. Such expenses are not reflected in the above fee table. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

Certain MLPs may operate in, or have exposure to, the energy sector. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations.

MLP Tax Risk. MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and lower income.

Real Estate Securities Risks. The Portfolio does not invest in real estate directly, but because the Portfolio invests in REITs and publicly traded real estate and real estate-related securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of the Portfolio’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that the Portfolio could be unfavorably affected by the poor performance of a single investment or investment type. To the extent the Portfolio receives REIT distributions that represent mortgage interest or rent, the Portfolio’s distributions may be taxable as ordinary income to investors of the Portfolio. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as the Portfolio indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Portfolio owns a security that is deferring or omitting its distributions, the Portfolio may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer’s capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Short Sales Risk. Short sales involve selling a security the Portfolio does not own in anticipation that the security’s price will decline. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Tax Risk. The Portfolio’s investment techniques, including use of covered call options, short-term trading strategies, and high portfolio turnover rate, may result in more of the Portfolio’s income dividends and capital gains distributions being taxable to you at ordinary income tax rates than it would if it did not engage in such techniques.

Volatility Risk. The Portfolio may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Portfolio’s NAV per share to experience significant increases or declines in value over short periods of time.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

Since Class S shares of the Portfolio do not yet have a full calendar year of operations, the bar chart and the average annual total returns table show the performance of the Portfolio’s Class I shares (which are not offered in this Prospectus). Class S shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ to the extent that Class S shares have different expenses than Class I shares. The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing how the average annual returns for the past 1 year and since inception of the Portfolio compare with those of the Russell 2000 Total Return Index. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Class I Shares Year-To-Date (as of September 30, 2018): 8.48%
Best Quarter:	Q2 2016	5.95%
Worst Quarter:	Q3 2015	-10.60%

AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - James Alpha Multi Strategy Alternative Income Portfolio	Label	1 Year	Since Inception		Inception Date
Class I Shares	Return Before Taxes	5.00%	(0.35%)	[1]	Sep. 29, 2014
Class I Shares | Return After Taxes on Distributions		3.84%	(1.23%)
Class I Shares | Return After Taxes on Distributions and Sale of Portfolio Shares		3.50%	(0.48%)
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)		14.65%	11.80%
[1]	The Portfolio commenced operations on September 29, 2014.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

James Alpha Momentum Portfolio
PORTFOLIO SUMMARY JAMES ALPHA MOMENTUM PORTFOLIO
Investment Objective:
The Portfolio seeks long-term capital appreciation.
Fees and Expenses of the Portfolio.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
SHAREHOLDER FEES
Shareholder Fees	James Alpha Momentum Portfolio Class S
Maximum Sales Charge on Purchases of Shares (as a % of offering price)	none
Sales Charge on Reinvested Dividends (as a % of offering price)	none
Maximum Contingent Deferred Sales Charge (as a % of offering price)	none
Redemption Fee on Shares Held 30 days or Less (as a % of amount redeemed)	2.00%

ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	James Alpha Momentum Portfolio Class S
Management Fees	0.99%
Distribution and/or Service Rule 12b-1 Fees	none
Other Expenses	0.45%	[1]
Acquired Fund Fees and Expenses	0.06%	[2]
Total Annual Portfolio Operating Expenses (before Fee Waiver and/or Expense Reduction/Reimbursement)	1.50%
Fee Waiver and/or Expense Reduction/ Reimbursement	(0.56%)
Total Annual Portfolio Operating Expenses (after Fee Waiver and/or Expense Reduction/Reimbursement)	0.94%	[3]
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. These Acquired Fund Fees and Expenses are not considered in the calculation of the expense cap (defined below). The Total Annual Portfolio Operating Expenses in the above fee table will not correlate to the expense ratio in the Portfolio's financial statements, when available, because the financial statements will include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies ("Acquired Funds").
[3]	Pursuant to a fee waiver and operating expense limitation agreement between the Manager and the Portfolio, the Manager has contractually agreed to waive all of the Portfolio's management fee payable to the Manager by the Portfolio on Class S assets, less any portion of such fee that is payable by the Manager to the Sub-Adviser, and also to absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses, and Acquired Fund Fees and Expenses) for Class S shares do not exceed 1.39% of the Portfolio's average net assets (the "Expense Cap") through December 31, 2021 (the "Expense Limitation Agreement"). The Expense Limitation Agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for management fees waived (other than on Class S shares) and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses were paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the expenses were incurred; or (ii) the current Expense Cap, whichever is less.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place through December 31, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:
Expense Example	One Year	Three Years	Five Years	Ten Years
James Alpha Momentum Portfolio | Class S | USD ($)	96	298	645	1,622

The above Example reflects applicable contractual fee waiver/expense reimbursement arrangements for the duration of the arrangements only.
Portfolio Turnover.

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs, which must be borne by the Portfolio and its shareholders and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. The portfolio turnover rate for the James Alpha Momentum Portfolio for the fiscal period June 22, 2018 through August 31, 2018 was 334%.

Principal Investment Strategies.

This Portfolio is a “fund of funds.” Under normal market conditions, the Portfolio invests in a group of exchange-traded funds ("ETFs") and/or money market funds. The underlying ETFs generally invest in fixed income securities, equity securities, convertible securities, real estate investment trusts ("REITs") and commodities. REITs may offer investors greater liquidity and diversification than direct ownership of properties.

The Sub-Adviser allocates the Portfolio's assets among its investment categories based on a “risk-on”/”risk-off” proprietary screening model. "Risk-on" is defined as asset classes that the Portfolio will invest in, such as ETFs that hold equity securities, REITs and commodities. "Risk-off" investments generally include U.S. Treasury ETFs and cash or cash equivalents, and are considered by the Sub-Adviser to present the least amount of credit risk. The Sub-Adviser's screening process begins with a review of the strongest recent "risk-off" investments relative to other "risk-off" investments. Each "risk-off" investment is compared against the others to create a ratio which the Sub-Adviser then analyzes to determine which investment's relative price is performing more strongly than the others based on a proprietary weighting system. The strongest relative strength is considered the strongest recent "risk-off" investment with which to compare "risk-on" asset classes. Relative strength calculates which investments are the strongest performers, as compared to other investments based on the investment’s performance return profile over a period of up to one year, and recommends those investments for purchase.

The Sub-Adviser determines if a cash position or U.S. Treasury ETF is most favorable based on the Sub-Adviser's screening model. The Sub-Adviser then compares the strongest "risk-off" investment to ETFs that hold equity securities, REITs and commodities. In order to buy a "risk-on" investment, that "risk-on" investment must be showing recent relative strength versus the strongest "risk-off" instrument based on the Sub-Adviser's proprietary screening model at set intervals during the month. The Sub-Adviser sells "risk-on" investments when the strongest "risk-off" ETF is showing greater recent relative strength versus the particular "risk-on" investment based on the Sub-Adviser's screening model at set intervals during the month.

Examples of the ETFs that the Portfolio may hold include ETFs that hold domestic equities; foreign securities; depositary receipts, including American depositary receipts (“ADRs”), global depositary receipts (“GDRs”) or European depositary receipts (“EDRs”); emerging markets; commodities; fixed income securities; sovereign debt; convertible securities; and REITs. To gain exposure to the commodities market, the Portfolio may purchase ETFs that invest in a portfolio of exchange-traded futures on commodities. The Portfolio may purchase ETFs that use derivative instruments such as put and call options on stocks and stock indices, and index contracts and options thereon. The Portfolio may invest in ETFs that hold below-grade fixed income securities (known as "junk bonds"). The Portfolio's investment strategy may cause it to purchase ETFs that have growth or value style investing, and the Portfolio may invest in ETFs that hold small- and medium-sized companies. There are no limits on the amount of the Portfolio's assets that may be invested in ETFs and/or cash investments at any one time. Additionally, the Portfolio may be fully invested, partially invested or fully in cash or cash equivalents at any time. Depending on the "risk-on"/"risk-off" ratio, if cash is the recent strongest performing asset class compared to all "risk-on" ETFs and all "risk-off" ETFs that invest in U.S. Treasuries, for example, the Portfolio would then hold 100% in cash.

The Portfolio may also engage in short-term trading.

The Portfolio is non-diversified, which means that it can invest a greater percentage of its assets in a small group of issuers or in any one issuer than a diversified fund can. The Portfolio may invest a significant percentage of its assets in a single ETF and/or money market fund, and at times may hold only one such position along with a cash or cash equivalent position. Also, the Portfolio may participate in a limited number of industry sectors, but will not concentrate its investments in any particular industry.

Principal Investment Risks.

There is no assurance that the Portfolio will achieve its investment objective. The Portfolio share price will fluctuate with changes in the market value of its portfolio investments. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Cash and Cash Equivalents Risk. In rising markets, holding cash or cash equivalents will negatively affect the Portfolio’s performance relative to its benchmark.

Exchange-Traded Funds (“ETF”) Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rise and fall. The market value of their shares may differ from the net asset value (“NAV”) of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF's shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the ETF's shares. When all or a portion of an ETF’s underlying securities trade in a foreign market that is closed during the time the domestic market in which the ETF’s shares are listed and traded is open, there may be changes between the last quote from the closed foreign market and the value of such underlying security during the ETF’s trading day.

In times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders. During such times, the ETF’s shares may trade at a wider than normal discount or premium and may possibly face trading halts.

International ETFs may have a limited number of authorized participants. To the extent that these authorized participants exit the business or are unable to proceed with creation and/or redemption orders with the ETF, and no other authorized participant is able to step forward, ETF shares may trade at a discount to net asset value and possibly face trading halts and/or delisting.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in over-the-counter (“OTC”) markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Investment Focus Risk. To the extent the Portfolio invests a greater amount in any one sector or industry, the Portfolio’s performance will depend to a greater extent on the overall condition of that sector or industry and there is increased risk to the Portfolio if conditions adversely affect that sector or industry.

Management Risk. The investment techniques and risk analyses used by the portfolio managers for the Portfolio’s investment strategies may not produce the desired results.

Non-Diversification Risk. The Portfolio is non-diversified, meaning it can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. Because a large percentage of the Portfolio’s assets may be invested in a limited number of issuers, a change in the value of one or a few issuers’ securities will affect the value of the Portfolio more than would occur in a diversified fund.

Portfolio Turnover Risk. The frequency of the Portfolio’s transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in the Portfolio’s performance.

Risk of Investing in Other Investment Companies. The Portfolio will invest in other investment companies, such as ETFs and money market funds, and the Portfolio’s shareholders will therefore incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

The Portfolio may invest in ETFs that carry the risks described below. When used in this section, the term “fund” may include the ETFs in which the Portfolio invests.

Commodities Risk. Exposure to the commodities markets and/or a particular sector of the commodities markets, may subject the Portfolio to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Also, ETFs and certain other commodity-linked derivative investments may subject the Portfolio to leveraged market exposure for commodities. The Portfolio may gain commodity exposure through investment in ETFs that are treated as “qualified publicly traded partnerships” or grantor trusts for federal income tax purposes. Investments by the Portfolio in “qualified publicly traded partnerships” and grantor trusts that engage in commodity trading must be monitored and limited so as to enable the Portfolio to satisfy certain asset diversification and qualifying income tests for qualification as a regulated investment company. Failure to satisfy either test would jeopardize the Portfolio’s status as a regulated investment company, which could result in material adverse consequences to the Portfolio.

Convertible Securities Risk. Investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Currency/Exchange Rate Risk. The dollar value of foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Credit Risk. The issuers of fixed income instruments may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer's credit rating.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. Derivatives may be volatile and some derivatives have the potential for loss that is greater than a fund’s initial investment. Many derivatives are entered into over-the-counter (not on an exchange or contract market; referred to as “OTC”) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument, or the derivative instrument may require participants to enter into offsetting transactions, rather than making or taking delivery. A fund may also lose money on a derivative if the issuer fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor (e.g., the fund may not receive the amount of payments that it is contractually entitled to receive). A fund may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the investment adviser anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause a fund to realize higher amounts of ordinary income or short-term capital gains, distributions that are taxable to individual shareholders at ordinary income tax rates, rather than at the more favorable tax rates for long-term capital gains. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of a fund’s taxable income or gains, and may limit or prevent a fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require a fund to change its investment strategy. A fund’s use of derivatives also may be limited by the requirements for taxation of the fund as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market generally depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of a fund, and therefore the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Options. If a fund sells (writes) a put option, there is risk that the fund may be required to buy the underlying investment at a disadvantageous price. If a fund sells (writes) a call option, there is risk that the fund may be required to sell the underlying investment at a disadvantageous price. If a fund purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Emerging Market Securities Risk. Emerging market investing involves risks in addition to those risks involved in foreign investing. For example, many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. In addition, economies in emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries.

Equity Securities Risk. The Portfolio is subject to risks associated with investing in equity securities, including market risk, issuer risk, price volatility risks and market trends risk. The prices of equity securities generally fluctuate in value more than fixed-income investments, may rise or fall rapidly or unpredictably and may reflect real or perceived changes in the issuing company’s financial condition and changes in the overall market or economy. The Portfolio’s ability to achieve its investment objective may be affected by the risks attendant to any investment in equity securities

Foreign Securities Risk. A fund’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies. These risks are magnified for investments in developing or emerging countries, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

ADRs, GDRs, and EDRs are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. Such depository receipts, however, continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks associated with the underlying issuer’s country. ADRs, GDRs, and EDRs, may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid. Less information is normally available on unsponsored receipts.

Growth Style Investing Risk. Growth investing involves buying stocks that have relatively high price-to earnings ratios. Growth stocks may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market moves. During periods of growth stock underperformance, a fund’s, and therefore the Portfolio’s, performance may suffer.

High Yield Bond (Junk Bond) Risk. High yield, below investment grade and unrated high risk debt securities (which also may be known as “junk bonds”) may present additional risks because these securities may be less liquid, and therefore more difficult to value accurately and sell at an advantageous price or time, present more credit risk than investment grade bonds and subject to greater risk of default. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Real Estate Securities Risks. Because the funds invest in REITs, their portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a portfolio that does not make such investments. The value of a fund’s common shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry, including: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and quality of credit extended. REITs and foreign real estate companies require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; may not qualify for preferential tax treatments or exemptions; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type, which increases the risk that a fund, and therefore the Portfolio, could be unfavorably affected by the poor performance of a single investment or investment type. To the extent the Portfolio receives REIT distributions that represent mortgage interest or rent, the Portfolio’s distributions may be taxable as ordinary income to investors of the Portfolio. Furthermore, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as a fund, and therefore the Portfolio, indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests. Such expenses are not reflected in the above fee table.

There are special risks associated with investing in REIT preferred stock. Preferred stock may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If a fund owns a security that is deferring or omitting its distributions, the fund may be required to report the distribution on its tax returns, even though it may not have received this income. Further, preferred stock may lose substantial value due to the omission or deferment of dividend payments. Preferred stock may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred stock may also be subordinated to other securities in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred stock may redeem the stock prior to a specified date, and this may negatively impact the return of the security.

Certain sectors of the real estate industry, such as the retail, office, industrial, hotel, healthcare multi-family and self-storage, carry special risks. These sectors may be affected by adverse economic and regulatory events or increased competition to a greater degree than other sectors of the real estate industry.

Small and Medium Capitalization Company Risk. Investing in small- and medium-capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small- and medium-capitalization companies than for larger, more established companies. Some small- and medium- capitalization companies have limited product lines, distribution channels and financial and managerial resources, and tend to concentrate on fewer geographical markets than do larger companies. Also, because small- and medium-capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for a fund to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Sovereign Debt Risk. The Portfolio may invest in securities issued or guaranteed by foreign governmental entities (known as sovereign debt securities). The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: cash flow problems; the extent of its foreign currency reserves; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; the general economic environment of a country; the government debtor’s policy towards the International Monetary Fund; and the political and social constraints to which a government debtor may be subject.

Value Style Investing Risk. Value investing strategies involve obtaining exposure to individual investments or market sectors that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Because different types of investments go out of favor with investors depending on market and economic conditions, a fund’s return may be adversely affected during market downturns and when value investment strategies are out of favor.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance:

The Portfolio is newly organized. Class I shares of the Portfolio acquired the assets and liabilities of the Predecessor Portfolio prior to the opening of business on May 28, 2018 (the “Reorganization”). The information shown below reflects the historical performance of the Predecessor Portfolio. The Predecessor Portfolio was advised by NWM Fund Group, LLC, the current Sub-Adviser to the Portfolio. The portfolio managers at the Sub-Adviser who were responsible for the day-to-day investment management of the Predecessor Portfolio’s assets have not changed. The investment objectives and strategies of the Portfolio are substantially similar to that of the Predecessor Portfolio. The performance information that follows shows the Portfolio’s performance information in a bar chart and an average annual total returns table. The Class S shares of the Portfolio are a new class and do not have their own performance. The bar chart and average annual total returns table show the performance of the Predecessor Portfolio’s only share class. The information provides some indication of the risks of investing in the Portfolio by showing changes in the Predecessor Portfolio’s performance from year-to-year and by showing how the Predecessor Portfolio’s average annual total returns compare with those of a broad measure of market performance. The performance information shown is for the Predecessor Portfolio and may not be representative of performance of the Portfolio. The Predecessor Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. You may obtain the Portfolio’s updated performance information, when available, by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

CLASS I ANNUAL TOTAL RETURNS – CALENDAR YEARS

Best Quarter:	Q3 2015	8.56%
Worst Quarter:	Q4 2015	-0.88%
Class I Shares Year-To-Date (as of September 30, 2018): 0.98%
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Average Annual Total Returns - James Alpha Momentum Portfolio	Label	1 Year	Since Inception	Inception Date
Class I	Return Before Taxes	12.18%	9.33%	Apr. 01, 2014
Class I | Return After Taxes on Distributions		7.96%	5.54%
Class I | Return After Taxes on Distributions and Sale of Portfolio Shares		7.00%	5.41%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		21.83%	12.07%

The table above shows after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.

After-tax returns are shown for the Predecessor Portfolio’s only share class. After-tax returns for Class S shares will vary from those of the Predecessor Portfolio due to varying expenses among the classes.